INVENTORY (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,735,046	$ 1,444,542	$ 4,583,337	$ 3,765,429
Reversal of inventory write-down	43,337	176,422	15,091	459,591
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,363,053	$ 1,152,068	$ 3,844,309	$ 3,296,218